MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary): | MainStay Epoch U.S. Equity Yield Fund
MainStay Epoch U.S. Equity Yield Fund

THE MAINSTAY GROUP OF FUNDS

MainStay Epoch U.S. Equity Yield Fund

Supplement dated September 17, 2012 (“Supplement”) to the Summary Prospectus

and Prospectus, each dated February 28, 2012

This Supplement updates certain information contained in the Summary Prospectus and Prospectus for MainStay Epoch U.S. Equity Yield Fund (the “Fund”), a series of MainStay Funds Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Fund’s website at mainstayinvestments.com. Please review this important information carefully.

Effective September 17, 2012, the section entitled “Past Performance” is revised to indicate that the Fund has removed the Russell 3000® Index as its secondary benchmark.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.